MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
MATERIAL ACCOUNTING POLICIES
3.	MATERIAL ACCOUNTING POLICIES

a)Property, Plant, and Equipment

On initial recognition, property, plant, and equipment (“PPE”) are valued at cost, being the purchase price and directly attributable costs of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and the estimated present value of any future unavoidable costs of dismantling and removing items.

PPE is subsequently stated at cost less accumulated depreciation, less any accumulated impairment losses, apart from land, which is not depreciated.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced. Repair and maintenance costs are charged to the statement of operations during the financial period in which they are incurred.

The Company allocates the amount initially recognized in respect of an item of PPE to its significant parts and depreciates separately each part. Residual values, method of depreciation and useful lives of the assets are reviewed annually and adjusted if appropriate.

Gains and losses on disposal of an item of PPE are determined by comparing the proceeds from disposal with the carrying amount of the asset and are recognized within operating expenses in the statement of operations.

PPE are depreciated using the following methods:

Mill	20 years straight-line
Computers and office equipment	20% declining balance
Camp and site infrastructure	5 years straight-line
Heavy machinery and equipment	5 years straight-line

b)Impairment of Non-financial Assets

At the date of each statement of financial position, the carrying amounts of the Company’s non-financial assets are reviewed to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment, if any. Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

An asset’s recoverable amount is the higher of fair value less costs to sell and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in the statement of operations for the period.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in the statement of operations.

3.	MATERIAL ACCOUNTING POLICIES – (continued)

c)Mineral Interests

The Company follows the method of accounting for its mineral interests whereby all costs related to acquisition and site restoration are capitalized by project, net of recoveries received. The amounts shown as mineral interests represent costs incurred to date less amounts written off, and do not necessarily represent present or future values. These costs will be amortized against revenue from future production or written off if the interest is abandoned or sold. The ultimate recoverability of amounts capitalized for mineral interests is dependent upon the delineation of economically recoverable ore reserves, the Company’s ability to obtain the necessary financing to complete development and realize profitable production or proceeds from the disposition thereof.

d)Exploration and Evaluation Expenditures

Exploration and evaluation expenditures (“E&E”) excluding mineral interest acquisition and site restoration costs are charged to the statement of operations as incurred. When it has been established that a mineral deposit is commercially mineable, and a decision has been made to formulate a mining plan (which occurs upon completion of a positive economic analysis of the mineral deposit), the costs subsequently incurred to develop the mine on the property prior to the start of the mining operations is capitalized. Any recoveries received that relate to exploration costs are recorded as a recovery of such costs.

e)Stripping Costs

Stripping costs that provide a benefit in the form of inventory produced are accounted for as part of the cost of inventory. Where stripping activity provides improved access to ore that will be mined in future periods, the costs are recognized as a stripping activity asset if it is probable that the future economic benefit (improved access to the ore body) associated with the stripping activity will flow to the entity, the entity can identify the component of the ore body for which access has been improved; and the costs relating to the stripping activity associated with that component can be measured reliably. As at December 31, 2025, management has determined that it is not probable that future economic benefit will flow to the entity. Accordingly, stripping costs have been expensed in the statement of operations and comprehensive loss.

f)Revenue Recognition

Milling Revenue

Revenue includes precious metals (gold and silver) revenue and milling revenue.

Precious metals revenue, based on spot metal prices, is recorded when the goods are physically delivered. The performance obligations are satisfied when concentrate is delivered to the customer. At this point in time, the Company physically transfers the product and the significant risks and rewards related to ownership of the concentrate to the customer. Revenue from gold sales is recorded based on the contract price.

Milling revenue is recorded when the ore processing service is rendered by the Company, accepted by the client and collection is reasonably assured. The performance obligations are satisfied when the milling services have been completed.

When applicable, the Company excludes amounts collected on behalf of third-parties from revenue when it does not control the goods or services before they are transferred to a customer, since it is acting as an agent rather than a principal to the transaction.

3.	MATERIAL ACCOUNTING POLICIES – (continued)

f)Revenue Recognition – (continued)

Milling Revenue

The Company’s concentrate sales contract provides for certain provisional payments based upon provisional assays and quoted prices. Final settlement is also subject to final adjustments based on an inspection of the product by the buyer. In such cases, sales revenue is initially recognized on a provisional basis using the Company’s best estimate of the contained metal and is subsequently adjusted. Revenue is recorded under this contract at the time the control passes to the buyer based on the expected settlement period. Revenue on provisionally priced sales is recognized based on estimates of the fair value of the consideration receivable based on forward market prices and estimated quantities.

Royalty on Gravel Pit

The Company earns royalty income based on the extraction and shipment of tonnes of gravel and rocks from its site by a third party. The royalty is calculated based on the weight of gravel and rocks that are extracted and shipped off site by the operator. Royalty income is recognized when the performance obligation is satisfied, which is when the gravel and rocks are shipped off site at which point economic benefits will flow to the Company and income can be measured reliably. Royalty income is presented as other income in the consolidated statements of operations.

Space Rental

Rental income arising from monthly rental of space for storage to third parties is recognized as other income when the performance obligation is satisfied over the rental period, it is probable that the economic benefits will flow to the Company and the income can be measured reliably over the period of the rental. Rental income is presented within other income in the consolidated statements of operations.

Materials Disposal

The Company earns income from the import of materials, fly ash and reclaimed soil, based on the tonnes and type of material received from third parties. The income is recognized when the performance obligation is satisfied, which is when the materials are deposited at the site at which point economic benefits will flow to the Company and income can be measured reliably. Materials disposal income is presented as other income in the consolidated statements of operations.

g)Financial Instruments

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively. Cash and cash equivalent, amounts receivable, restricted cash, accounts payable and accrued liabilities, loan payable, lease liabilities and secured convertible debenture are carried at amortized cost.

Financial assets and liabilities carried at fair value or profit or loss are initially recorded at fair value and transaction costs are expensed in profit or loss in the statements of operations and comprehensive loss. Marketable securities is carried at fair value through profit or loss.

3.	MATERIAL ACCOUNTING POLICIES – (continued)

g)Financial Instruments – (continued)

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost using the simplified approach. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If, at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses.

h)Share Capital

Common shares are classified as shareholders’ equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of tax, from the proceeds.

The Company may issue units including common shares and warrants. To value these units, the Company uses residual value method. Under this method the Company values the common share, the easier component to value, and assigns the residual value to the warrant.

i)Share-based Payments

Share-based payments are arrangements in which the Company receives goods or services in consideration for its own equity instruments granted to non-employees. These are accounted for as equity settled share-based payment transactions and measured at the fair value of goods and services received. If the fair value of the goods or services received cannot be estimated reliably, the share-based payment transaction is measured at the fair value of the equity instruments granted at the date the Company receives the goods or services.

j)Share-based Compensation

The Company grants share-based awards in the form of stock options and restricted share units (“RSUs”), which are all considered to be equity-settled awards. The Company determines the fair value of the awards on the date of grant using the Black-Scholes option pricing model for stock options and based on closing price of the shares on grant date for RSUs. This fair value is expensed to the statement of operations using a graded vesting attribution method over the vesting period of the awards, with a corresponding credit to contributed surplus. When the share options or share units are exercised, the applicable amounts of contributed surplus are transferred to share capital.

k)Asset Retirement Obligation

The Company records the present value of estimated costs of legal and constructive obligations required to restore the site in the period in which the obligation is incurred. The nature of these restoration activities includes dismantling, and removing structures, rehabilitating mines and the tailings dam, dismantling facilities, closure of plant and waste sites and restoration, reclamation and re-vegetation of affected areas.

The obligation for mine closure activities is estimated by the Company using mine closure plans or other similar studies which outline the requirements that will be carried out to meet the obligations. Since the obligations are dependent on the laws and regulations of the countries in which the mines operate, the requirements could change because of amendments in the laws and regulations relating to environmental protection and other legislation affecting resource companies.

3.	MATERIAL ACCOUNTING POLICIES – (continued)

k)Asset Retirement Obligation – (continued)

As the estimate of the obligations is based on future expectations, several assumptions and judgments are made by management in the determination of closure provisions. The closure provisions are more uncertain the further into the future the mine closure activities are to be carried out.

The present value of decommissioning and site restoration costs are recorded as a non-current liability. The provision is discounted using a real, risk-free pre-tax discount rate. Charges for accretion and restoration expenditures are recorded as operating activities. In subsequent periods, the carrying amount of the liability is accreted by a charge to the statement of operations to reflect the passage of time and the liability is adjusted to reflect any changes in the timing of the underlying future cash flows.

Changes to the obligation resulting from any revisions to the timing or amount of the original estimate of undiscounted cash flows are recognized as an increase or decrease in the decommissioning provision, and a corresponding change in the carrying amount of the related long-lived asset. Where rehabilitation is conducted systematically over the life of the operation, rather than at the time of closure, or provision is made for the estimated outstanding continuous rehabilitation work at each statement of financial position date the cost is charged to the statement of operations.

Costs for restoration of subsequent site damage which is created on an ongoing basis during production are provided for at their net present values and charged against the statement of operations as extraction progresses.

l)Flow-Through Shares

Current Canadian tax legislation permits mining entities to issue flow-through shares to investors. Flow-through shares are securities issued to investors whereby the deductions for tax purposes related to exploration and evaluation expenditures may be claimed by investors instead of the entity. The issue of flow-through shares is in substance an issue of ordinary shares and the sale of tax deductions. At the time the Company issues flow-through shares, the sale of tax deductions is deferred and presented as other liabilities in the statement of financial position to recognize the obligation to incur and renounce eligible resource exploration and evaluation expenditures. The tax deduction is measured as the difference, if any, between the current market price of the Company’s common shares and the issue price of the flow-through shares. Upon incurring eligible resource exploration and evaluation expenditures, the Company recognizes the sale of tax deductions as a flow-through share premium on the statement of operations and reduces the liability.

m)Secured Convertible Debentures

Convertible debentures are financial instruments which are accounted for separately dependent on the nature of their components: a financial liability and an equity instrument. The identification of such components embedded within a convertible debenture requires significant judgment given that it is based on the interpretation of the substance of the contractual arrangement. Where the conversion option has a fixed conversion rate, the financial liability, which represents the obligation to pay coupon interest on the convertible debentures in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual is accounted for as an equity instrument at issuance.

3.	MATERIAL ACCOUNTING POLICIES – (continued)

n)Income and Loss per Share

Income (loss) per share is based on the weighted average number of common shares outstanding for the year.

Diluted income (loss) per common share is calculated by adjusting the weighted average number of common shares outstanding for the effect of conversion of all potentially dilutive share equivalents, such as stock options and warrants, and assumes that the receipt of proceeds upon exercise of the options are used to repurchase common shares at the average market price during the period. The net effect of the shares issued less the shares assumed to be repurchased is added to the basic weighted average shares outstanding. For convertible instruments, the common shares to be included in the diluted per share calculation assumes that the instrument is converted at the beginning of the period (or issue date if later). The profit or loss attributable to common shareholders is adjusted to eliminate related interest costs recognized in profit or loss for the period.

In a period when the Company reports a loss, the effect of potential issuances of shares under options and warrants outstanding would be anti-dilutive and, therefore basic and diluted loss and comprehensive per share are the same.

o)Adoption of New and Revised IFRS and IFRS Not Yet Effective

Certain new standards, interpretations and amendments to existing standards have been issued that are mandatory for accounting periods noted below. Some updates that are not applicable or are not consequential to the Company may have been excluded from the list below.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 introduces three sets of new requirements to give investors more transparent and comparable information about companies’ financial performance for better investment decisions.

I.Three defined categories for income and expenses (operating, investing and financing) to improve the structure of the income statement, and require all companies to provide new defined subtotals, including operating profit.
II.Requirement for companies to disclose explanations of management-defined performance measures (MPMs) that are related to the income statement.
III.Enhanced guidance on how to organise information and whether to provide it in the primary financial statements or in the notes.

This new standard is effective for reporting periods beginning on or after January 1, 2027. The Company is currently in the process of assessing its impact on the consolidated financial statements.